Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 6	£ 7
Associates classified as held for sale		397
Total	6	404
Associates	5	54
Total	£ 5	£ 54